Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES EQUITY INCOME FUND INC
CIK	dei_EntityCentralIndexKey	0000799704
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 25, 2022
Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2022
Prospectus Date	rr_ProspectusDate	Jan. 31, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Equity Income Fund Inc | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEIFX
Federated Hermes Equity Income Fund Inc | B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEIBX
Federated Hermes Equity Income Fund Inc | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEICX
Federated Hermes Equity Income Fund Inc | F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFEIX
Federated Hermes Equity Income Fund Inc | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDERX
Federated Hermes Equity Income Fund Inc | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEISX